JPMorgan Trust I

270 Park Avenue

New York, New York 10017

July 9, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Commodities Strategy Fund (the “Fund”)
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 224 (Amendment No.225 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Fund as a new series of the Trust. Included in the filing are the prospectuses and statement of additional information for the Funds.

The Fund seeks to provide total return. The Fund seeks to achieve its objective by investing in a diversified portfolio of commodity-linked derivatives. We are registering Class A, Class C, Select Class and Class R6 Shares for this Fund.

If you have any questions or comments, please contact me at (212) 648-2085.

Sincerely,

/s/John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary